Revenues	6 Months Ended
Jun. 30, 2020
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Revenues
Note 3: Revenues
Revenues by type and geography
The following tables disaggregate revenues by type and geography and reconciles them to reportable segments for the three and six months ended June 30, 2020 and 2019 (see note 4).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Three months ended June 30,	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Recurring	580	557	282	267	136	147	141	144	-	-	1,139	1,115
Transactions	40	48	47	48	32	35	14	12	-	-	133	143
Global Print	-	-	-	-	-	-	-	-	134	164	134	164
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(1)	1
Total	620	605	329	315	168	182	155	156	134	164	1,405	1,423

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Six months ended June 30,	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Recurring	1,167	1,113	563	530	294	320	283	287	-	-	2,307	2,250
Transactions	79	92	133	131	92	84	27	24	-	-	331	331
Global Print	-	-	-	-	-	-	-	-	289	329	289	329
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(2)	-
Total	1,246	1,205	696	661	386	404	310	311	289	329	2,925	2,910

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Three months ended June 30,	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
U.S.	499	493	270	253	131	143	107	104	97	117	1,104	1,110
Canada (country of domicile)	13	12	2	3	8	8	1	-	16	20	40	43
Other	7	7	11	15	17	20	3	3	4	6	42	51
Americas (North America, Latin America, South America)	519	512	283	271	156	171	111	107	117	143	1,186	1,204

U.K.	58	49	28	30	6	7	5	7	7	9	104	102
Other	13	18	10	6	2	-	25	28	4	4	54	56
EMEA (Europe, Middle East and Africa)	71	67	38	36	8	7	30	35	11	13	158	158
Asia Pacific	30	26	8	8	4	4	14	14	6	8	62	60
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(1)	1
Total	620	605	329	315	168	182	155	156	134	164	1,405	1,423

Revenues by geography (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Total

Six months ended June 30,	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
U.S.	1,002	987	578	537	313	328	211	206	212	236	2,316	2,294
Canada (country of domicile)	26	22	5	6	17	17	2	1	32	38	82	84
Other	11	13	23	30	38	41	5	5	8	11	85	100
Americas (North America, Latin America, South America)	1,039	1,022	606	573	368	386	218	212	252	285	2,483	2,478

U.K.	117	100	55	53	10	11	12	13	16	19	210	196
Other	29	31	19	19	2	-	52	56	7	8	109	114
EMEA (Europe, Middle East and Africa)	146	131	74	72	12	11	64	69	23	27	319	310
Asia Pacific	61	52	16	16	6	7	28	30	14	17	125	122
Eliminations/Rounding	-	-	-	-	-	-	-	-	-	-	(2)	-
Total	1,246	1,205	696	661	386	404	310	311	289	329	2,925	2,910